Summary of Investments in Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Our Investment	$ 148	153
Debt	945	1,037
Asia Pacific Hospitality Venture Pte Ltd
Schedule of Investments [Line Items]
Ownership Interests	25.00%	25.00%
Our Investment	(1)
Assets	None	None
HHR Euro CV
Schedule of Investments [Line Items]
Ownership Interests	32.10%	32.10%
Our Investment	135	137
Debt	945	1,032
Assets	Eleven hotels located in Europe	Eleven hotels located in Europe
Tiburon Golf Ventures LP
Schedule of Investments [Line Items]
Ownership Interests	49.00%	49.00%
Our Investment	14	15
Assets	36-hole golf club	36-hole golf club
HHR TRS CV
Schedule of Investments [Line Items]
Ownership Interests		9.80%
Our Investment		1
Debt		5
Assets		Lease agreements for certain hotels owned by HHR Euro CV